INTEREST AND OTHER INCOME (Tables)	12 Months Ended
Dec. 28, 2012
Other Income Disclosure, Nonoperating [Abstract]
Schedule of Other Income
Interest and other income consisted of the following during 2012, 2011 and 2010 (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010

Interest income	$15	$18	$28	$138
Other income	578	1,481	1,864	1,624
	$593	$1,499	$1,892	$1,762